Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Fair Value of Financial Instruments
The following summarizes the fair value of our financial instruments as of December 31, 2024 (in thousands):

	Quoted Prices In Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Common stock warrants	—	—	45	$45
Preferred stock warrants	—	—	67	$67

Total	—	—	$112	$112

The following summarizes the fair value of our financial instruments as of December 31, 2023 (in thousands):

	Quoted Prices In Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Common stock warrants	—	—	64	$64
Preferred stock warrants	—	—	99	$99

Total	—	—	$163	$163

Summary of Company Warrant Activity
The following table shows the Company warrant activity for the years ended December 31, 2024 and 2023 (in thousands):

	Common Stock warrants	Preferred Stock warrants	Total
Balance at December 31, 2022	218	885	1,103
Change in fair value	(154)	(346)	(500)
Exercises	—	(359)	(359)
Cancellations	—	(81)	(81)
Balance at December 31, 2023	64	99	163
Change in fair value	(19)	(32)	(51)

Balance at December 31, 2024	45	67	112